Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated August 20, 2021, to
the Consultant VUL Variable Universal Life Prospectus
the Consultant SL Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life policies issued by Lincoln Benefit Life Company.

Effective October 11, 2021, Wells Fargo VT Discovery Fund changed its name to "Allspring VT Discovery Fund".

Effective October 11, 2021, Wells Fargo VT Opportunity FundSM changed its name to "Allspring VT Opportunity FundSM ".

The Board of Trustees of FIDELITY® VARIABLE INSURANCE PRODUCTS Insurance Trust has approved closure and liquidation of the DWS Bond VIP – Class A Fund. Effective October 28, 2021, the DWS Bond VIP – Class A Fund is no longer available as an investment alternative. Effective October 28, 2021, the DWS Bond VIP – Class A Fund is no longer available as an investment alternative. Therefore, the corresponding DWS Bond VIP – Class A Sub-Account(“DWS Bond Sub-Account”) that invests in this Portfolio is closed and is no longer offered as of October 28, 2021(“Effective Date”).

As the DWS Bond Sub-Account will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the DWS Bond Sub-Account to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in the DWS Bond Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio - Initial Class Sub-Account (“Fidelity® VIP Government Money Market Sub-Account”).
If you currently allocate Policy Value to the DWS Bond Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the DWS Bond Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.
We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.
If your Policy Value in the DWS Bond Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to

any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated August 20, 2021, to
the Consultant VUL Variable Universal Life Prospectus
the Consultant SL Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life policies issued by Lincoln Benefit Life Company.

Effective October 11, 2021, Wells Fargo VT Discovery Fund changed its name to "Allspring VT Discovery Fund".

Effective October 11, 2021, Wells Fargo VT Opportunity FundSM changed its name to "Allspring VT Opportunity FundSM ".

The Board of Trustees of FIDELITY® VARIABLE INSURANCE PRODUCTS Insurance Trust has approved closure and liquidation of the DWS Bond VIP – Class A Fund. Effective October 28, 2021, the DWS Bond VIP – Class A Fund is no longer available as an investment alternative. Therefore, the corresponding DWS Bond VIP – Class A Sub-Account (“DWS Bond Sub-Account”) that invests in this Portfolio is closed and is no longer offered as of October 28, 2021 (“Effective Date”).

As the DWS Bond Sub-Account will no longer be offered as an investment option, you may wish to transfer, prior to the Effective Date, some or all of your Policy Value in the DWS Bond Sub-Account to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in the DWS Bond Sub-Account will be transferred automatically, as of the Effective Date, to the Fidelity® VIP Government Money Market Portfolio - Initial Class Sub-Account (“Fidelity® VIP Government Money Market Sub-Account”).
If you currently allocate Policy Value to the DWS Bond Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, the allocations to the DWS Bond Sub-Account will be automatically allocated, as of the Effective Date, to the Fidelity® VIP Government Money Market Sub-Account.
We will send you a confirmation that shows the amount that is transferred to the Fidelity® VIP Government Money Market Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-844-768-6780.
If your Policy Value in the DWS Bond Sub-Account is transferred automatically to the Fidelity® VIP Government Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity® VIP Government Money Market Sub-Account to any other investment option(s) available under your Policy and such transfer will not be subject to a transfer fee. After 60 days, a transfer fee may apply.

For future reference, please keep this supplement together with your prospectus.